13F-HR
12/31/12

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

DCCapital@dccap.com

13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. C. Capital Partners, L.P.
Address:	800 Third Avenue
		40th Floor
		New York, NY  10022

13F File Number:	28-6726

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York February 11, 2013

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value total:	$138,344.

List of Other Included Managers:

No.	13F File Number		Name

     FORM 13F INFORMATION TABLE

         NAME OF ISSUER         TITLE OF    CUSIP      VALUE   SHARES/  SH/PUT/ INVSTMT  OTHER  VOTING AUTHORITY
                                                     (x$1000)  PRN AMT  PRNCALLDISCRETN MANAGERS  SOLE   SHARED NONE

Abercrombie & Fitch Co             COM    002896207        951    19821 SH       Sole               19821
Allegheny Technologies Inc.        COM    01741R102      6,072   200000 SH       Sole              200000
BonTon Stores                      COM    09776J101        304    25000 SH       Sole               25000
Chicago Bridge and Iron            COM    167250109     11,588   250000 SH       Sole              250000
Commercial Vehicle Group Inc.      COM    202608105      4,105   500000 SH       Sole              500000
Delta Air Lines Inc.               COM    247361702     11,870  1000000 SH       Sole             1000000
Eaton Corporation                  COM    G29183103     27,090   500000 SH       Sole              500000
Facebook Inc                     Class A  30303M102     10,648   400000 SH       Sole              400000
Greenbrier Companies Inc           COM    393657101      8,085   500000 SH       Sole              500000
Herbalife Ltd                      COM    G4412G101      1,402    42550 SH       Sole               42550
Johnson Controls Inc               COM    478366107      7,668   250000 SH       Sole              250000
MetLife, Inc.                      COM    59156R108      8,235   250000 SH       Sole              250000
Newell Rubbermaid Inc              COM    651229106        334    15000 SH       Sole               15000
Noranda Aluminum Holding Corp.     COM    65542W107      4,914   804300 SH       Sole              804300
Quiksilver Inc                     COM    74838C106      1,169   275000 SH       Sole              275000
Roadrunner Transportation System   COM    76973Q105      1,814   100000 SH       Sole              100000
Schlumberger Ltd                   COM    806857108     20,790   300000 SH       Sole              300000
Transcocean Ltd                    COM    H8817H100     11,165   250000 SH       Sole              250000
Vocus Inc                          COM    92858J108        142     8174 SH       Sole                8174